Cover	Nov. 19, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 19, 2025
Entity File Number	0-18105
Entity Registrant Name	VASO CORPORATION
Entity Central Index Key	0000839087
Entity Tax Identification Number	11-2871434
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	137 Commercial St.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Plainview
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11803
City Area Code	516
Local Phone Number	997-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false